RECONCILIATION OF FINANCIAL STATEMENT NET INCOME (LOSS) TO TAX RETURN	12 Months Ended
Mar. 31, 2018
Reconciliation Of Financial Statement Net Income Loss To Income Tax Return Disclosure [Abstract]
ReconciliationOfFinancialStatementNetIncomeLossToIncomeTaxReturnDisclosure [Text Block]
NOTE D - RECONCILIATION OF FINANCIAL STATEMENT NET INCOME (LOSS) TO TAX RETURN

For income tax purposes, the fund reports using a December 31 year-end. The fund’s net income (loss) for financial reporting and tax return purposes for the year ended March 31, 2018 is reconciled as follows:

	Total	Series 47	Series 48	Series 49
Net loss for financial reporting purposes	$(503,404)	$305,694	$168,710	$(977,808)

Accrued partnership management fee not deducted for income tax purposes	659,282	97,398	150,784	411,100

Other	947,068	431,883	246,324	268,861

Excess of tax depreciation over book depreciation on operating limited partnership assets	(1,630,867)	(516,698)	(280,736)	(833,433)

Impairment loss not recognized for tax purposes	238,657	-	-	238,657

Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(1,528,147)	(390,578)	(347,614)	(789,955)

Difference due to fiscal year for book purposes and calendar year for tax purposes	(908,686)	(449,512)	(366,747)	(92,427)

Income (loss) for tax return purposes, December 31, 2017	$(2,726,097)	$(521,813)	$(429,279)	$(1,775,005)

For income tax purposes, the fund reports using a December 31 year-end. The fund’s net income (loss) for financial reporting and tax return purposes for the year ended March 31, 2017 is reconciled as follows:

	Total	Series 47	Series 48	Series 49
Net loss for financial reporting purposes	$(2,859,831)	$(231,675)	$(100,620)	$(2,527,536)

Accrued partnership management fee not deducted for income tax purposes	1,068,902	353,881	203,917	511,104

Other	2,684,275	1,618,931	823,362	241,982

Excess of tax depreciation over book depreciation on operating limited partnership assets	(1,449,768)	(496,570)	(263,973)	(689,225)

Impairment loss not recognized for tax purposes	959,317	-	-	959,317

Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(1,969,936)	(833,245)	(665,198)	(471,493)

Difference due to fiscal year for book purposes and calendar year for tax purposes	(332,222)	(142,829)	(99,169)	(90,224)

Income (loss) for tax return purposes, December 31, 2016	$(1,899,263)	$268,493	$(101,681)	$(2,066,075)

The differences between the investments in operating limited partnerships for tax purposes and financial statement purposes at March 31, 2018 are as follows:

	Total	Series 47	Series 48	Series 49
Investments in operating limited partnerships - tax return December 31, 2017	$26,611,014	$6,466,601	$3,845,678	$16,298,735

Impairment loss in investment in operating limited partnerships	(45,076,559)	(11,934,196)	(6,177,246)	(26,965,117)

Operating limited partnership losses not recognized for financial reporting purposes under the equity method	(11,608,176)	(1,350,984)	(1,188,616)	(9,068,576)

Other	30,073,721	6,818,579	3,520,184	19,734,958

Investments in operating limited partnerships - as reported	$-	$-	$-	$-

The differences between the investments in operating limited partnerships for tax purposes and financial statement purposes at March 31, 2017 are as follows:

	Total	Series 47	Series 48	Series 49
Investments in operating limited partnerships - tax return December 31, 2016	$29,314,455	$7,135,780	$4,229,169	$17,949,506

Impairment loss in investment in operating limited partnerships	(49,980,719)	(14,606,765)	(8,894,814)	(26,479,140)

Operating limited partnership losses not recognized for financial reporting purposes under the equity method	(12,018,259)	(2,898,636)	(841,002)	(8,278,621)

Other	33,201,992	10,369,621	5,506,647	17,325,724

Investments in operating limited partnerships - as reported	$517,469	$-	$-	$517,469